Subsequent Events - Additional Information (Detail) - shares	Mar. 28, 2019	Jul. 18, 2017
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares to be issued		1,007,810
Potential ordinary share transactions [member] | Issuance of stock warrant (Stock option) to directors [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of exercise price	The exercise price will be obtained by multiplying 1.05 by the average closing price in ordinary trading of the Company’s common shares on the Tokyo Stock Exchange for each day (excluding any day on which no trade is executed) of the month preceding the month in which the day that the stock options were allotted, and any fraction less than one yen arising from such calculation will be rounded up. However, when the exercise price calculated using this method is lower than the closing price (or closing price immediately preceding trading day when there is no closing price) of the shares of the Company’s common share on the allotment date, the exercise price will be the closing price on the allotment date of the stock option. If it is appropriate to adjust the exercise price because of a transaction such as a merger, an issuance of shares for subscription, a share split or share consolidation, the Company will adjust the exercise price as necessary to reasonable extent.
Potential ordinary share transactions [member] | Issuance of stock warrant (Stock option) to directors [member] | Top of Range [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of candidates	Four
Maximum number of shares to be issued	3,024,000
Potential ordinary share transactions [member] | Issuance of stock warrant (Stock option) to outside directors [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of exercise price	The exercise price will be obtained by multiplying 1.05 by the average closing price in ordinary trading of the Company’s common shares on the Tokyo Stock Exchange for each day (excluding any day on which no trade is executed) of the month preceding the month in which the day that the stock options were allotted, and any fraction less than one yen arising from such calculation will be rounded up. However, when the exercise price calculated using this method is lower than the closing price (or closing price immediately preceding trading day when there is no closing price) of the shares of the Company’s common share on the allotment date, the exercise price will be the closing price on the allotment date of the stock option. If it is appropriate to adjust the exercise price because of a transaction such as a merger, an issuance of shares for subscription, a share split or share consolidation, the Company will adjust the exercise price as necessary to reasonable extent.
Exercise period for stock options	The exercise period for stock options will be from the day exactly three years following the vested date until the day exactly ten years after the vested date.
Potential ordinary share transactions [member] | Issuance of stock warrant (Stock option) to outside directors [member] | Top of Range [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of candidates	Three
Maximum number of shares to be issued	24,000